Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
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Notional Amounts and Fair Values of Derivative Financial Instruments

	30 June 2019			31 December 2018
		Fair value			Fair value
	Notional amount £m	Assets £m	Liabilities £m	Notional amount £m	Assets £m	Liabilities £m
Derivatives held for trading
Exchange rate contracts	17,087	861	710	13,830	454	351
Interest rate contracts	50,698	793	284	79,038	1,421	1,105
Equity and credit contracts	2,586	272	150	2,762	251	168

Total derivatives held for trading	70,371	1,926	1,144	95,630	2,126	1,624

Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	1,542	229	14	3,010	357	—
Interest rate contracts	91,598	1,020	1,636	86,422	1,065	1,315
Equity derivative contracts	—	—	—	—	—	—

	93,140	1,249	1,650	89,432	1,422	1,315

Designated as cash flow hedges:
Exchange rate contracts	32,870	3,334	203	33,901	3,537	200
Interest rate contracts	19,333	197	39	18,808	46	102
Equity derivative contracts	—	—	—	—	—	—

	52,203	3,531	242	52,709	3,583	302

Total derivatives held for hedging	145,343	4,780	1,892	142,141	5,005	1,617

Derivative netting(1)		(1,261)	(1,261)		(1,872)	(1,872)

Total derivatives	215,714	5,445	1,775	237,771	5,259	1,369

(1)

Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £218m (2018: £9m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £756m (2018: £354m).